SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Nature of Operations and Basis of Presentation
Number of manufacturing plants | item		14	14
Stock Split
Stock split ratio	50
Accounts payable, book cash overdrafts			$ 670	$ 1,329
Total research and development costs			6,460	5,630
Deposits			7,593	3,130
Gain on sale of equity securities				2,178
Equity investments			0	0
Marketing, promotions and catalog
Stock Split
Advertising Expense			$ 3,120
Trade show expenses
Stock Split
Advertising Expense				$ 2,692